Fair Value Measurements - Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair value, measurements, recurring [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	¥ 1,540,232	¥ 1,468,422
Financial assets measured at fair value through other comprehensive income	12,121,213	9,830,736
Financial liabilities measured at fair value through profit or loss	(432,189)	(456,257)
Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial liabilities measured at fair value through profit or loss	(432,189)	(456,257)
Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	221,743	193,816
Financial assets measured at fair value through other comprehensive income	8,279,783	6,409,119
Stocks [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	212,393	168,214
Financial assets measured at fair value through other comprehensive income	3,829,893	3,413,780
Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	552,921	610,340
Others [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	553,174	496,052
Financial assets measured at fair value through other comprehensive income	11,537	7,838
Level 1 [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	393,438	432,529
Financial assets measured at fair value through other comprehensive income	7,897,972	7,198,891
Level 1 [Member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	105,367	98,458
Financial assets measured at fair value through other comprehensive income	4,245,238	3,976,333
Level 1 [Member] | Stocks [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through other comprehensive income	3,641,197	3,214,720
Level 1 [Member] | Others [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	288,071	334,071
Financial assets measured at fair value through other comprehensive income	11,537	7,838
Level 2 [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	924,193	861,310
Financial assets measured at fair value through other comprehensive income	4,013,583	2,405,823
Financial liabilities measured at fair value through profit or loss	(432,189)	(456,257)
Level 2 [Member] | Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial liabilities measured at fair value through profit or loss	(432,189)	(456,257)
Level 2 [Member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	106,169	88,989
Financial assets measured at fair value through other comprehensive income	4,013,583	2,405,823
Level 2 [Member] | Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	552,921	610,340
Level 2 [Member] | Others [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	265,103	161,981
Financial assets measured at fair value through other comprehensive income		0
Level 3 [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	222,601	174,583
Financial assets measured at fair value through other comprehensive income	209,658	226,023
Level 3 [Member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	10,208	6,369
Financial assets measured at fair value through other comprehensive income	20,962	26,963
Level 3 [Member] | Stocks [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	212,393	168,214
Financial assets measured at fair value through other comprehensive income	¥ 188,696	¥ 199,060